Cover Page	6 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Fiscal Year Focus	2022
Entity Central Index Key	0001163653
Document Fiscal Period Focus	Q2
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	NOMURA HOLDINGS, INC.
Current Fiscal Year End Date	--03-31